Schedule of Consideration Transferred to the Assets Acquired and Liabilities Assumed (Details) - USD ($)	Jul. 03, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Goodwill		$ 4,418,000	$ 786,000
Previously Reported [Member]
Asset Acquisition [Line Items]
Goodwill			$ 786,000	$ (0)
Previously Reported [Member] | Semi Cab Inc [Member]
Asset Acquisition [Line Items]
Cash	$ 17,000
Accounts receivable	193,000
Prepaid expenses and other current assets	13,000
Property and equipment, net	3,000
Other non-current assets	14,000
Customer relationships (nine9 year estimated useful life)	25,000
Trade name (nine9 year estimated useful life)	25,000
Developed technology (six6 year estimated useful life)	325,000
Accounts payable and accrued expenses	(2,679,000)
Merchant cash advances payable	(631,000)
Notes payable to related parties	650,000
Other current liabilities	(50,000)
Net assets acquired	3,395,000
Goodwill	4,378,000
Semi Cab Inc [Member] | Previously Reported [Member]
Asset Acquisition [Line Items]
Equity consideration	494,000
Fair value of non-controlling interest	74,000
Total Equity Consideration	568,000
Debt Extinguishment	415,000
Total consideration	$ 983,000